Condensed Consolidating Financial Statements (Tables)	12 Months Ended
Dec. 31, 2015
Guarantees [Abstract]
Guarantor - Condensed Consolidating Balance Sheets
CONDENSED CONSOLIDATING BALANCE SHEETS

As of December 31, 2015 (in millions)	CPG	CEG	OpCo LP	OpCo GP	Non-guarantor Subsidiaries	Consolidating adjustments and eliminations	CPG Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$800.0	$46.7	$1.9	$—	$82.3	$—	$930.9
Accounts receivable, net	—	5.6	—	—	146.8	—	152.4
Accounts receivable-affiliated	14.6	85.6	3.4	—	156.4	(260.0)	—
Materials and supplies, at average cost	—	—	—	—	32.8	—	32.8
Exchange gas receivable	—	—	—	—	19.0	—	19.0
Deferred property taxes	—	—	—	—	52.0	—	52.0
Prepayments and other	0.3	10.1	—	—	43.8	(5.7)	48.5
Total Current Assets	814.9	148.0	5.3	—	533.1	(265.7)	1,235.6
Investments and Other Assets
Unconsolidated affiliates	—	—	—	—	438.1	—	438.1
Consolidated affiliates	5,174.6	7,569.8	5,608.9	—	—	(18,353.3)	—
Other investments	12.0	0.3	—	—	1.5	—	13.8
Total Investments and Other Assets	5,186.6	7,570.1	5,608.9	—	439.6	(18,353.3)	451.9
Property, Plant and Equipment
Property, plant and equipment	—	—	—	—	9,052.3	—	9,052.3
Accumulated depreciation and amortization	—	—	—	—	(2,988.6)	—	(2,988.6)
Net Property, Plant and Equipment	—	—	—	—	6,063.7	—	6,063.7
Other Noncurrent Assets
Regulatory assets	—	35.1	—	—	142.6	—	177.7
Goodwill	—	—	1,975.5	—	—	—	1,975.5
Notes receivable-affiliated	1,848.2	—	—	—	—	(1,848.2)	—
Postretirement and postemployment benefits assets	—	0.5	—	—	115.6	(0.4)	115.7
Deferred income taxes	18.9	—	—	—	—	(18.9)	—
Deferred charges and other	25.5	—	—	—	10.6	—	36.1
Total Other Noncurrent Assets	1,892.6	35.6	1,975.5	—	268.8	(1,867.5)	2,305.0
Total Assets	$7,894.1	$7,753.7	$7,589.7	$—	$7,305.2	$(20,486.5)	$10,056.2

CONDENSED CONSOLIDATING BALANCE SHEETS (continued)

As of December 31, 2015 (in millions)	CPG	CEG	OpCo LP	OpCo GP	Non-guarantor Subsidiaries	Consolidating adjustments and eliminations	CPG Consolidated
LIABILITIES AND EQUITY
Current Liabilities
Short-term borrowings	$—	$—	$—	$—	$15.0	$—	$15.0
Short-term borrowings-affiliated	99.0	—	—	—	134.3	(233.3)	—
Accounts payable	0.1	—	—	—	56.7	—	56.8
Accounts payable-affiliated	10.8	4.8	—	—	11.1	(26.7)	—
Customer deposits	—	—	—	—	17.9	—	17.9
Taxes accrued	—	—	—	—	111.7	(5.7)	106.0
Interest accrued	9.4	—	—	—	0.1	—	9.5
Exchange gas payable	—	—	—	—	18.6	—	18.6
Deferred revenue	—	—	—	—	15.0	—	15.0
Accrued capital expenditures	—	—	—	—	100.1	—	100.1
Accrued compensation and related costs	—	—	—	—	51.9	—	51.9
Other accruals	—	0.3	—	—	69.7	—	70.0
Total Current Liabilities	119.3	5.1	—	—	602.1	(265.7)	460.8
Non Current Liabilities
Long-term debt	2,746.2	—	—	—	—	—	2,746.2
Long-term debt-affiliated	—	1,217.3	—	—	630.9	(1,848.2)	—
Deferred income taxes	—	1,350.4	—	—	16.6	(18.9)	1,348.1
Accrued liability for postretirement and postemployment benefits	0.3	8.3	—	—	41.2	(0.4)	49.4
Regulatory liabilities	—	10.5	—	—	311.1	—	321.6
Asset retirement obligations	—	—	—	—	25.7	—	25.7
Other noncurrent liabilities	15.3	0.2	—	—	75.9	—	91.4
Total Noncurrent Liabilities	2,761.8	2,586.7	—	—	1,101.4	(1,867.5)	4,582.4
Total Liabilities	2,881.1	2,591.8	—	—	1,703.5	(2,133.2)	5,043.2
Equity
Common stock	4.0	—	—	—	—	—	4.0
Additional paid-in capital	4,032.7	—	—	—	—	—	4,032.7
Retained earnings	46.9	—	—	—	—	—	46.9
Net parent investment	—	4,232.3	7,615.4	—	5,631.3	(17,479.0)	—
Accumulated other comprehensive loss	(27.0)	(26.8)	(25.7)	—	(29.6)	82.1	(27.0)
Total CPG Equity	4,056.6	4,205.5	7,589.7	—	5,601.7	(17,396.9)	4,056.6
Noncontrolling Interest	956.4	956.4	—	—	—	(956.4)	956.4
Total Equity	5,013.0	5,161.9	7,589.7	—	5,601.7	(18,353.3)	5,013.0
Total Liabilities and Equity	$7,894.1	$7,753.7	$7,589.7	$—	$7,305.2	$(20,486.5)	$10,056.2

CONDENSED CONSOLIDATING BALANCE SHEETS (continued)

As of December 31, 2014 (in millions)	CPG	CEG	OpCo LP	OpCo GP	Non-guarantor subsidiaries	Consolidating adjustments and eliminations	CPG Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$—	$—	$—	$—	$0.5	$—	$0.5
Accounts receivable, net	—	—	—	—	149.4	—	149.4
Accounts receivable-affiliated	—	6.2	—	—	174.7	(0.9)	180.0
Materials and supplies, at average cost	—	—	—	—	24.9	—	24.9
Exchange gas receivable	—	—	—	—	34.8	—	34.8
Deferred property taxes	—	—	—	—	48.9	—	48.9
Deferred income taxes	—	5.9	—	—	54.1	—	60.0
Prepayments and other	—	3.7	—	—	20.8	(3.7)	20.8
Total Current Assets	—	15.8	—	—	508.1	(4.6)	519.3
Investments and Other Assets
Unconsolidated affiliates	—	—	—	—	444.3	—	444.3
Consolidated affiliates	4,176.3	4,156.3	—	—	5.7	(8,338.3)	—
Other investments	—	—	—	—	2.7	—	2.7
Total Investments and Other Assets	4,176.3	4,156.3	—	—	452.7	(8,338.3)	447.0
Property, Plant and Equipment
Property, plant and equipment	—	—	—	—	7,935.4	—	7,935.4
Accumulated depreciation and amortization	—	—	—	—	(2,976.8)	—	(2,976.8)
Net Property, Plant and Equipment	—	—	—	—	4,958.6	—	4,958.6
Other Noncurrent Assets
Regulatory assets	—	—	—	—	151.9	—	151.9
Goodwill	—	—	—	—	1,975.5	—	1,975.5
Postretirement and postemployment benefits assets	—	—	—	—	90.0	—	90.0
Deferred income taxes	—	6.6	—	—	—	(6.6)	—
Deferred charges and other	—	6.4	—	—	8.8	—	15.2
Total Other Noncurrent Assets	—	13.0	—	—	2,226.2	(6.6)	2,232.6
Total Assets	$4,176.3	$4,185.1	$—	$—	$8,145.6	$(8,349.5)	$8,157.5

CONDENSED CONSOLIDATING BALANCE SHEETS (continued)

As of December 31, 2014 (in millions)	CPG	CEG	OpCo LP	OpCo GP	Non-guarantor subsidiaries	Consolidating adjustments and eliminations	CPG Consolidated
LIABILITIES AND EQUITY
Current Liabilities
Current portion of long term debt- affiliated	$—	$—	$—	$—	$115.9	$—	$115.9
Short-term borrowings-affiliated	—	5.2	—	—	247.3	—	252.5
Accounts payable	—	—	—	—	56.0	—	56.0
Accounts payable-affiliated	—	4.4	—	—	50.1	(0.9)	53.6
Customer deposits	—	—	—	—	13.4	—	13.4
Taxes accrued	—	—	—	—	106.9	(3.7)	103.2
Exchange gas payable	—	—	—	—	34.7	—	34.7
Deferred revenue	—	—	—	—	22.5	—	22.5
Accrued capital expenditures	—	—	—	—	61.1	—	61.1
Accrued compensation and related costs	—	—	—	—	31.2	—	31.2
Other accruals	—	0.4	—	—	39.7	—	40.1
Total Current Liabilities	—	10.0	—	—	778.8	(4.6)	784.2
Non Current Liabilities
Long-term debt-affiliated	—	—	—	—	1,472.8	—	1,472.8
Deferred income taxes	—	—	—	—	1,262.3	(6.6)	1,255.7
Accrued liability for postretirement and postemployment benefits	—	9.3	—	—	43.7	—	53.0
Regulatory liabilities	—	—	—	—	295.7	—	295.7
Asset retirement obligations	—	—	—	—	23.2	—	23.2
Other noncurrent liabilities	—	—	—	—	96.6	—	96.6
Total Noncurrent Liabilities	—	9.3	—	—	3,194.3	(6.6)	3,197.0
Total Liabilities	—	19.3	—	—	3,973.1	(11.2)	3,981.2
Equity
Net parent investment	4,210.8	4,195.5	—	—	4,189.2	(8,384.7)	4,210.8
Accumulated other comprehensive loss	(34.5)	(29.7)	—	—	(16.7)	46.4	(34.5)
Total Equity	4,176.3	4,165.8	—	—	4,172.5	(8,338.3)	4,176.3
Total Liabilities and Equity	$4,176.3	$4,185.1	$—	$—	$8,145.6	$(8,349.5)	$8,157.5

Guarantor - Condensed Consolidating Statements Of Operations
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

Year Ended December 31, 2015 (in millions)	CPG	CEG	OpCo LP	OpCo GP	Non-guarantor Subsidiaries	Consolidating adjustments and eliminations	CPG Consolidated
Operating Revenues
Transportation revenues	$—	$—	$—	$—	$1,054.4	$—	$1,054.4
Transportation revenues-affiliated	—	—	—	—	47.5	—	47.5
Storage revenues	—	—	—	—	171.4	—	171.4
Storage revenues-affiliated	—	—	—	—	26.2	—	26.2
Other revenues	—	—	—	—	35.4	—	35.4
Total Operating Revenues	—	—	—	—	1,334.9	—	1,334.9
Operating Expenses
Operation and maintenance	20.5	(1.2)	—	—	632.8	—	652.1
Operation and maintenance-affiliated	2.2	0.4	—	—	52.5	(2.2)	52.9
Depreciation and amortization	—	—	—	—	139.9	—	139.9
Gain on sale of assets and impairment, net	—	1.8	—	—	(54.7)	—	(52.9)
Property and other taxes	—	—	—	—	75.3	—	75.3
Total Operating Expenses	22.7	1.0	—	—	845.8	(2.2)	867.3
Equity Earnings in Unconsolidated Affiliates	—	—	—	—	60.5	—	60.5
Equity Earnings in Consolidated Affiliates	341.2	529.4	529.6	—	—	(1,400.2)	—
Operating Income	318.5	528.4	529.6	—	549.6	(1,398.0)	528.1
Other Income (Deductions)
Interest expense	(73.0)	—	—	—	(1.5)	6.9	(67.6)
Interest expense-affiliated	(2.5)	(40.8)	—	—	(26.8)	40.8	(29.3)
Other, net	45.4	0.5	3.5	—	27.6	(47.7)	29.3
Total Other Deductions, net	(30.1)	(40.3)	3.5	—	(0.7)	—	(67.6)
Income from Continuing Operations before Income Taxes	288.4	488.1	533.1	—	548.9	(1,398.0)	460.5
Income Taxes	(19.1)	146.6	—	—	25.5	—	153.0
Income from Continuing Operations	307.5	341.5	533.1	—	523.4	(1,398.0)	307.5
Loss from Discontinued Operations-net of taxes	(0.4)	(0.4)	—	—	—	0.4	(0.4)
Net Income	307.1	341.1	533.1	—	523.4	(1,397.6)	307.1
Less: Net income attributable to noncontrolling interest	39.9	39.9	—	—	—	(39.9)	39.9
Net Income Attributable to CPG	$267.2	$301.2	$533.1	$—	$523.4	$(1,357.7)	$267.2

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS (continued)

Year Ended December 31, 2014 (in millions)	CPG	CEG	OpCo LP	OpCo GP	Non-guarantor Subsidiaries	Consolidating adjustments and eliminations	CPG Consolidated
Operating Revenues
Transportation revenues	$—	$—	$—	$—	$990.8	$—	$990.8
Transportation revenues-affiliated	—	—	—	—	95.7	—	95.7
Storage revenues	—	—	—	—	144.0	—	144.0
Storage revenues-affiliated	—	—	—	—	53.2	—	53.2
Other revenues	—	—	—	—	64.3	—	64.3
Total Operating Revenues	—	—	—	—	1,348.0	—	1,348.0
Operating Expenses
Operation and maintenance	—	(2.6)	—	—	631.0	—	628.4
Operation and maintenance-affiliated	—	0.5	—	—	122.7	—	123.2
Depreciation and amortization	—	—	—	—	118.8	—	118.8
Gain on sale of assets	—	—	—	—	(34.5)	—	(34.5)
Property and other taxes	—	—	—	—	67.1	—	67.1
Total Operating Expenses	—	(2.1)	—	—	905.1	—	903.0
Equity Earnings in Unconsolidated Affiliates	—	—	—	—	46.6	—	46.6
Equity Earnings in Consolidated Affiliates	268.7	269.6	—	—	—	(538.3)	—
Operating Income	268.7	271.7	—	—	489.5	(538.3)	491.6
Other Income (Deductions)
Interest expense-affiliated	—	—	—	—	(62.0)	—	(62.0)
Other, net	—	(0.1)	—	—	8.9	—	8.8
Total Other Deductions, net	—	(0.1)	—	—	(53.1)	—	(53.2)
Income from Continuing Operations before Income Taxes	268.7	271.6	—	—	436.4	(538.3)	438.4
Income Taxes	—	2.9	—	—	166.8	—	169.7
Income from Continuing Operations	268.7	268.7	—	—	269.6	(538.3)	268.7
Loss from Discontinued Operations-net of taxes	(0.6)	(0.6)	—	—	—	0.6	(0.6)
Net Income	$268.1	$268.1	$—	$—	$269.6	$(537.7)	$268.1

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS (continued)

	Predecessor
Year Ended December 31, 2013 (in millions)	CPG	CEG	OpCo LP	OpCo GP	Non-guarantor Subsidiaries	Consolidating adjustments and eliminations	CPG Consolidated
Operating Revenues
Transportation revenues	$—	$—	$—	$—	$850.9	$—	$850.9
Transportation revenues-affiliated	—	—	—	—	94.1	—	94.1
Storage revenues	—	—	—	—	142.8	—	142.8
Storage revenues-affiliated	—	—	—	—	53.6	—	53.6
Other revenues	—	—	—	—	39.1	—	39.1
Total Operating Revenues	—	—	—	—	1,180.5	—	1,180.5
Operating Expenses
Operation and maintenance	—	1.5	—	—	507.5	—	509.0
Operation and maintenance-affiliated	—	0.6	—	—	118.0	—	118.6
Depreciation and amortization	—	—	—	—	107.0	—	107.0
Gain on sale of assets	—	—	—	—	(18.6)	—	(18.6)
Property and other taxes	—	—	—	—	62.2	—	62.2
Total Operating Expenses	—	2.1	—	—	776.1	—	778.2
Equity Earnings in Unconsolidated Affiliates	—	—	—	—	35.9	—	35.9
Equity Earnings in Consolidated Affiliates	271.7	266.8	—	—	—	(538.5)	—
Operating Income	271.7	264.7	—	—	440.3	(538.5)	438.2
Other Income (Deductions)
Interest expense-affiliated	—	—	—	—	(37.9)	—	(37.9)
Other, net	—	0.1	—	—	17.8	—	17.9
Total Other Deductions, net	—	0.1	—	—	(20.1)	—	(20.0)
Income from Continuing Operations before Income Taxes	271.7	264.8	—	—	420.2	(538.5)	418.2
Income Taxes	—	(6.2)	—	—	152.7	—	146.5
Income from Continuing Operations	271.7	271.0	—	—	267.5	(538.5)	271.7
Income from Discontinued Operations-net of taxes	9.0	9.0	—	—	—	(9.0)	9.0
Net Income	$280.7	$280.0	$—	$—	$267.5	$(547.5)	$280.7

Guarantor - Condensed Consolidating Statements Of Comprehensive Income
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

Year Ended December 31, 2015 (in millions, net of taxes)	CPG	CEG	OpCo LP	OpCo GP	Non-guarantor Subsidiaries	Consolidating adjustments and eliminations	CPG Consolidated
Net Income	$307.1	$341.1	$533.1	$—	$523.4	$(1,397.6)	$307.1
Other comprehensive income
Net unrealized (loss) gain on cash flow hedges	0.2	(1.6)	—	—	1.8	(0.2)	0.2
Unrecognized pension and OPEB benefit (costs)	5.2	5.4	—	—	(0.2)	(5.2)	5.2
Total other comprehensive income	5.4	3.8	—	—	1.6	(5.4)	5.4
Total Comprehensive Income	312.5	344.9	533.1	—	525.0	(1,403.0)	312.5
Less: Comprehensive Income-noncontrolling interest	40.0	40.0	—	—	—	(40.0)	40.0
Comprehensive Income-controlling interests	$272.5	$304.9	$533.1	$—	$525.0	$(1,363.0)	$272.5

Year Ended December 31, 2014 (in millions, net of taxes)	CPG	CEG	OpCo LP	OpCo GP	Non-guarantor Subsidiaries	Consolidating adjustments and eliminations	CPG Consolidated
Net Income	$268.1	$268.1	$—	$—	$269.6	$(537.7)	$268.1
Other comprehensive income
Net unrealized gain on cash flow hedges	1.0	—	—	—	1.0	(1.0)	1.0
Unrecognized pension and OPEB costs	(9.7)	(9.7)	—	—	—	9.7	(9.7)
Total other comprehensive (loss) income	(8.7)	(9.7)	—	—	1.0	8.7	(8.7)
Total Comprehensive Income	$259.4	$258.4	$—	$—	$270.6	$(529.0)	$259.4

	Predecessor
Year Ended December 31, 2013 (in millions, net of taxes)	CPG	CEG	OpCo LP	OpCo GP	Non-guarantor Subsidiaries	Consolidating adjustments and eliminations	CPG Consolidated
Net Income	$280.7	$280.0	$—	$—	$267.5	$(547.5)	$280.7
Other comprehensive income
Net unrealized gain on cash flow hedges	1.1	—	—	—	1.1	(1.1)	1.1
Unrecognized pension and OPEB benefit	8.2	8.2	—	—	—	(8.2)	8.2
Total other comprehensive income	9.3	8.2	—	—	1.1	(9.3)	9.3
Total Comprehensive Income	$290.0	$288.2	$—	$—	$268.6	$(556.8)	$290.0

Guarantor - Condensed Consolidating Statements Of Cash Flows
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

Year Ended December 31, 2015 (in millions)	CPG	CEG	OpCo LP	OpCo GP	Non-guarantor Subsidiaries	Consolidating adjustments and eliminations	CPG Consolidated
Net Cash Flows (used for) from Operating Activities	$(29.7)	$(49.6)	$3.5	$—	$589.5	$(20.2)	$493.5
Investing Activities
Capital expenditures	—	(32.7)	—	—	(1,181.0)	32.7	(1,181.0)
Insurance recoveries	—	—	—	—	2.1	—	2.1
Change in short-term lendings-affiliated	—	(83.9)	(3.3)	—	(0.6)	233.3	145.5
Proceeds from disposition of assets	—	26.2	—	—	84.1	(32.7)	77.6
Contributions to equity investees	—	(1,217.3)	(446.2)	—	(1.4)	1,663.5	(1.4)
Distributions from equity investees	—	—	—	—	16.0	—	16.0
Other investing activities	(5.2)	—	—	—	(22.2)	—	(27.4)
Net Cash Flows used for Investing Activities	(5.2)	(1,307.7)	(449.5)	—	(1,103.0)	1,896.8	(968.6)
Financing Activities
Change in short-term borrowings	—	—	—	—	15.0	—	15.0
Change in short-term borrowings-affiliated	99.0	(5.1)	—	—	(113.1)	(233.3)	(252.5)
Issuance of long-term debt	2,745.9	—	—	—	—	—	2,745.9
Debt related costs	(27.9)	6.3	—	—	(2.0)	—	(23.6)
Issuance of long-term debt-affiliated	—	1,217.3	—	—	—	—	1,217.3
Payments of long-term debt-affiliated, including current portion	(1,848.2)	—	—	—	(959.6)	—	(2,807.8)
Proceeds from the issuance of common units, net of offering costs	—	—	1,170.0	—	(1.6)	—	1,168.4
Issuance of common stock, net of offering costs	1,394.7	—	—	—	—	—	1,394.7
Contribution of capital from parent	—	—	—	—	1,663.5	(1,663.5)	—
Distribution of IPO proceeds to parent	—	—	(500.0)	—	—	—	(500.0)
Distribution to parent	(1,450.0)	—	—	—	—	—	(1,450.0)
Quarterly distributions to unitholders	—	—	—	—	(43.4)	43.4	—
Distribution to noncontrolling interest in Columbia OpCo	—	—	(187.3)	—	—	187.3	—
Distribution received from Columbia OpCo	—	187.3	—	—	—	(187.3)	—
Distribution to noncontrolling interest	—	—	—	—	—	(23.2)	(23.2)
Dividends paid - common stock	(79.5)	—	—	—	—	—	(79.5)
Transfer from parent	0.9	(1.8)	(34.8)	—	36.5	—	0.8
Net Cash Flows from Financing Activities	834.9	1,404.0	447.9	—	595.3	(1,876.6)	1,405.5
Change in cash and cash equivalents	800.0	46.7	1.9	—	81.8	—	930.4
Cash and cash equivalents at beginning of period	—	—	—	—	0.5	—	0.5
Cash and Cash Equivalents at End of Period	$800.0	$46.7	$1.9	$—	$82.3	$—	$930.9

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS (continued)

Year Ended December 31, 2014 (in millions)	CPG	CEG	OpCo LP	OpCo GP	Non-guarantor Subsidiaries	Consolidating adjustments and eliminations	CPG Consolidated
Net Cash Flows (used for) from Operating Activities	$—	$(3.7)	$—	$—	$570.7	$(2.2)	$564.8
Investing Activities
Capital expenditures	—	—	—	—	(747.2)	—	(747.2)
Insurance recoveries	—	—	—	—	11.3	—	11.3
Change in short-term lendings-affiliated	—	4.8	—	—	(62.0)	—	(57.2)
Proceeds from disposition of assets	—	—	—	—	9.3	—	9.3
Contributions to equity investees	—	—	—	—	(69.2)	—	(69.2)
Other investing activities	—	—	—	—	(7.1)	—	(7.1)
Net Cash Flows from (used for) Investing Activities	—	4.8	—	—	(864.9)	—	(860.1)
Financing Activities
Change in short-term borrowings-affiliated	—	5.2	—	—	(472.3)	—	(467.1)
Debt related costs	—	(6.3)	—	—	(0.1)	—	(6.4)
Issuance of long-term debt-affiliated	—	—	—	—	768.9	—	768.9
Distribution to parent	—	—	—	—	(2.2)	2.2	—
Net Cash Flows (used for) from Financing Activities	—	(1.1)	—	—	294.3	2.2	295.4
Change in cash and cash equivalents	—	—	—	—	0.1	—	0.1
Cash and cash equivalents at beginning of period	—	—	—	—	0.4	—	0.4
Cash and Cash Equivalents at End of Period	$—	$—	$—	$—	$0.5	$—	$0.5

	Predecessor
Year Ended December 31, 2013 (in millions)	CPG	CEG	OpCo LP	OpCo GP	Non-guarantor Subsidiaries	Consolidating adjustments and eliminations	CPG Consolidated
Net Cash Flows from Operating Activities	$—	$162.8	$—	$—	$410.6	$(116.2)	$457.2
Investing Activities
Capital expenditures	—	—	—	—	(674.8)	—	(674.8)
Insurance recoveries	—	—	—	—	6.4	—	6.4
Change in short-term lendings-affiliated	—	7.1	—	—	(10.3)	—	(3.2)
Proceeds from disposition of assets	—	—	—	—	15.4	—	15.4
Contributions to equity investees	—	—	—	—	(125.5)	—	(125.5)
Other investing activities	—	—	—	—	(9.2)	—	(9.2)
Net Cash Flows from (used for) Investing Activities	—	7.1	—	—	(798.0)	—	(790.9)
Financing Activities
Change in short-term borrowings-affiliated	—	—	—	—	391.0	—	391.0
Issuance of long-term debt-affiliated	—	—	—	—	65.1	—	65.1
Distribution to parent	—	(170.0)	—	—	(69.2)	116.2	(123.0)
Net Cash Flows (used for) from Financing Activities	—	(170.0)	—	—	386.9	116.2	333.1
Change in cash and cash equivalents	—	(0.1)	—	—	(0.5)	—	(0.6)
Cash and cash equivalents at beginning of period	—	0.1	—	—	0.9	—	1.0
Cash and Cash Equivalents at End of Period	$—	$—	$—	$—	$0.4	$—	$0.4